INCOME TAXES INCOME TAXES - Deferred Taxes and other (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Components of Deferred Tax Assets
Intangibles	$ 102	$ 62
Employee benefits, other than retirement	36	45
Net operating loss, capital loss and credit carryforwards	152	157
Share-based compensation	24	23
Capitalized Research and Development Costs	41	0
Lease obligations	37	29
Other	58	58
Subtotal	450	374
Tax valuation allowance	(112)	(115)
Deferred tax assets	338	259
Components of Deferred Tax Liabilities
Property, plant and equipment	(26)	(11)
Pension benefits and retiree medical benefits	(25)	(24)
Right-of-use asset	(37)	(29)
Other	(4)	(7)
Deferred tax liability	(92)	(71)
Deferred Tax Assets, Net	246	188
Long Term Deferred Tax Assets And Liabilities [Abstract]
Long-term deferred tax assets ( included within other assets)	338	259
Deferred Tax Assets, Net	246	188
Other Noncurrent Assets [Member]
Components of Deferred Tax Assets
Deferred tax assets	284	246
Long Term Deferred Tax Assets And Liabilities [Abstract]
Long-term deferred tax assets ( included within other assets)	284	246
Other Noncurrent Liabilities
Long Term Deferred Tax Assets And Liabilities [Abstract]
Long-term deferred tax liabilities ( included within other long-term liabilities)	$ 38	$ 58